Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total Revenues	$ 190,398	¥ 1,374,729	¥ 2,059,241	¥ 1,636,116
Cost of revenues	(179,239)	(1,294,161)	(2,033,797)	(1,588,398)
Gross profit	11,159	80,568	25,444	47,718
Operating expenses:
Sales and marketing	(28,045)	(202,493)	(236,307)	(222,139)
Research and development	(4,684)	(33,820)	(37,704)	(36,200)
General and administrative	(24,568)	(177,386)	(164,505)	(151,024)
Reversal of/(provision for) credit losses, net	364	2,631	(13,844)	687
Total operating expenses	(56,933)	(411,068)	(452,360)	(408,676)
Other operating income, net	2,493	18,001	69,990	82,017
Loss from operations	(43,281)	(312,499)	(356,926)	(278,941)
Interest income	23	169	603	3,660
Interest expenses	(8,670)	(62,598)	(21,243)	(41,222)
Other income	2,198	15,870	17,088	5,227
Other expenses	(823)	(5,941)	(24,153)	(8,925)
Foreign exchange (losses)/gains	211	1,525	(2,457)	(9,336)
Fair value impact of the issuance of senior convertible preferred shares	(1,631)	(11,776)	242,733	186,231
Losses from extinguishment of debt			(2,778)
Loss before income tax expense	(51,973)	(375,250)	(147,133)	(143,306)
Income tax expense	(43)	(311)	(366)	(245)
Dividend from long-term investment	1,658	11,970	10,374
Equity in income/(loss) of affiliates, net of tax	(824)	(5,951)	(44)	328
Net loss	(51,182)	(369,542)	(137,169)	(143,223)
Less: net (loss)/profit attributable to redeemable non-controlling interests and non-controlling interests shareholders	394	2,845	(12)
Net loss attributable to Uxin Limited	(51,576)	(372,387)	(137,157)	(143,223)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(285,342)	(2,060,254)	(755,635)
Net loss attributable to ordinary shareholders	(336,918)	(2,432,641)	(892,792)	(143,223)
Other comprehensive income/(loss)
Foreign currency translation, net of nil tax	679	4,905	(68,276)	70,714
Total comprehensive loss	(50,503)	(364,637)	(205,445)	(72,509)
Less: total comprehensive (loss)/profit attributable to redeemable non-controlling interests and non-controlling interests shareholders	394	2,845	(12)
Total comprehensive loss attributable to Uxin Limited	(50,897)	(367,482)	(205,433)	(72,509)
Net loss attributable to ordinary shareholders	$ (336,918)	¥ (2,432,641)	¥ (892,792)	¥ (143,223)
Weighted average shares outstanding - basic	2,185,363,635	2,185,363,635	1,344,536,565	1,168,419,750
Weighted average shares outstanding - diluted	2,185,363,635	2,185,363,635	1,344,536,565	1,354,506,021
Net loss per share for ordinary shareholders, basic | (per share)	$ (0.15)	¥ (1.11)	¥ (0.66)	¥ (0.12)
Net loss per share for ordinary shareholders, diluted | (per share)	$ (0.15)	¥ (1.11)	¥ (0.66)	¥ (2.07)
Retail Vehicle Sales [Member]
Revenues:
Total Revenues	$ 141,878	¥ 1,024,401	¥ 1,312,857	¥ 780,371
Wholesale Vehicle Sales [Member]
Revenues:
Total Revenues	43,753	315,909	707,385	823,466
Service, Other [Member]
Revenues:
Total Revenues	$ 4,767	¥ 34,419	¥ 38,999	¥ 32,279